he

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 25.5%
	ADVERTISING & MARKETING - 0.9%
5,071	Interpublic Group of Companies, Inc. (The)	$ 181,186
1,994	Omnicom Group, Inc.	180,597
		361,783
	AUTOMOTIVE - 1.0%
1,811	Aptiv PLC(a)	186,279
3,835	BorgWarner, Inc.	184,579
		370,858
	CHEMICALS - 1.0%
661	Air Products and Chemicals, Inc.	194,572
526	New Linde plc	194,331
		388,903
	COMMERCIAL SUPPORT SERVICES - 0.5%
395	Cintas Corporation	180,029

	DIVERSIFIED INDUSTRIALS - 0.4%
437	Eaton Corp plc	73,031
864	Emerson Electric Company	71,937
		144,968
	ELECTRIC UTILITIES - 1.0%
15,688	AES Corporation (The)	371,178

	ELECTRICAL EQUIPMENT - 0.5%
518	AMETEK, Inc.	71,448
660	Generac Holdings, Inc.(a)	67,465
257	Rockwell Automation, Inc.	72,836
		211,749
	ENGINEERING & CONSTRUCTION - 1.0%
2,221	Quanta Services, Inc.	376,771

	HEALTH CARE FACILITIES & SERVICES - 2.0%
550	AmerisourceBergen Corporation	91,768
1,121	Cardinal Health, Inc.	92,034
652	HCA Healthcare, Inc.	187,339
1,134	Henry Schein, Inc.(a)	91,639

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 25.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.0% (Continued)
277	McKesson Corporation	$ 100,894
1,262	Universal Health Services, Inc., Class B	189,741
		753,415
	HOME CONSTRUCTION - 1.0%
850	DR Horton, Inc.	93,347
901	Lennar Corporation, Class A	101,642
17	NVR, Inc.(a)	99,280
1,389	PulteGroup, Inc.	93,271
		387,540
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,333	Fastenal Company	125,609
343	United Rentals, Inc.	123,861
176	WW Grainger, Inc.	122,420
		371,890
	INSURANCE - 2.9%
399	Allstate Corporation (The)	46,188
236	Aon PLC, CLASS A	76,742
623	Arch Capital Group Ltd.(a)	46,769
352	Arthur J Gallagher & Company	73,237
1,150	Brown & Brown, Inc.	74,049
231	Chubb Ltd.	46,560
444	Cincinnati Financial Corporation	47,259
985	Everest Re Group Ltd.	372,331
809	Loews Corporation	46,574
410	Marsh & McLennan Companies, Inc.	73,878
342	Progressive Corporation (The)	46,649
255	Travelers Companies, Inc. (The)	46,191
796	W R Berkley Corporation	46,900
332	Willis Towers Watson PLC	76,891
		1,120,218
	LEISURE FACILITIES & SERVICES - 1.0%
1,972	Caesars Entertainment, Inc.(a)	89,312
1,479	Las Vegas Sands Corporation(a)	94,434
2,133	MGM Resorts International	95,814

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 25.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0% (Continued)
848	Wynn Resorts Ltd.(a)	$ 96,910
		376,470
	MACHINERY - 0.2%
424	Caterpillar, Inc.	92,771

	OIL & GAS PRODUCERS - 3.0%
761	Chevron Corporation	128,289
1,126	Exxon Mobil Corporation	133,251
5,705	Kinder Morgan, Inc.	97,841
1,011	Marathon Petroleum Corporation	123,342
1,978	Occidental Petroleum Corporation	121,706
1,545	ONEOK, Inc.	101,058
1,292	Phillips 66	127,908
1,239	Targa Resources Corporation	93,582
1,071	Valero Energy Corporation	122,812
3,112	Williams Companies, Inc. (The)	94,169
		1,143,958
	RENEWABLE ENERGY - 0.4%
374	Enphase Energy, Inc.(a)	61,411
116	First Solar, Inc.(a)	21,179
212	SolarEdge Technologies, Inc.(a)	60,554
		143,144
	RETAIL - DISCRETIONARY - 3.3%
779	Advance Auto Parts, Inc.	97,788
35	AutoZone, Inc.(a)	93,216
3,530	Bath & Body Works, Inc.	123,903
1,307	CarMax, Inc.(a)	91,529
780	Genuine Parts Company	131,282
101	O'Reilly Automotive, Inc.(a)	92,648
1,793	Ross Stores, Inc.	191,367
2,404	TJX Companies, Inc. (The)	189,483
513	Tractor Supply Company	122,299
230	Ulta Beauty, Inc.(a)	126,829
		1,260,344

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 25.5% (Continued)
	SEMICONDUCTORS - 1.5%
252	Advanced Micro Devices, Inc.(a)	$ 22,521
127	Analog Devices, Inc.	22,845
549	Applied Materials, Inc.	62,053
39	Broadcom, Inc.	24,434
768	Intel Corporation	23,854
160	KLA Corporation	61,846
118	Lam Research Corporation	61,841
298	Microchip Technology, Inc.	21,751
391	Micron Technology, Inc.	25,165
50	Monolithic Power Systems, Inc.	23,099
90	NVIDIA Corporation	24,974
136	NXP Semiconductors N.V.	22,269
301	ON Semiconductor Corporation(a)	21,660
244	Qorvo, Inc.(a)	22,468
193	QUALCOMM, Inc.	22,542
210	Skyworks Solutions, Inc.	22,239
679	Teradyne, Inc.	62,047
134	Texas Instruments, Inc.	22,405
		570,013
	STEEL - 0.9%
1,219	Nucor Corporation	180,631
1,703	Steel Dynamics, Inc.	177,027
		357,658
	TRANSPORTATION EQUIPMENT - 0.8%
419	Cummins, Inc.	98,482
1,280	PACCAR, Inc.	95,603
1,017	Westinghouse Air Brake Technologies Corporation	99,330
		293,415
	WHOLESALE - DISCRETIONARY - 1.2%
2,367	Copart, Inc.(a)	187,112
2,217	LKQ Corporation	127,987

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 25.5% (Continued)
	WHOLESALE - DISCRETIONARY - 1.2% (Continued)
359	Pool Corporation	$ 126,124
		441,223

	TOTAL COMMON STOCKS (Cost $9,053,163)	9,718,298

	EXCHANGE-TRADED FUNDS — 49.2%
	EQUITY - 22.1%
213,966	Arrow DWA Tactical: International ETF(b)(g)	6,009,577
57,756	Arrow Reverse Cap 500 ETF(b)(g)	1,218,086
4,728	Vanguard Growth ETF	1,191,598
		8,419,261
	FIXED INCOME - 26.3%
52,345	iShares 1-3 Year Treasury Bond ETF	4,301,712
38,364	iShares 20+ Year Treasury Bond ETF	4,084,231
14,629	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,608,166
		9,994,109
	MIXED ALLOCATION - 0.8%
3,126	Arrow Reserve Capital Management ETF(g)	311,944

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,369,326)	18,725,314

	EXCHANGE-TRADED NOTES — 4.8%
	EQUITY - 4.8%
80,726	JPMorgan Alerian MLP Index ETN	1,819,564

	TOTAL EXCHANGE-TRADED NOTES (Cost $1,695,125)	1,819,564

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares						Fair Value
	SHORT-TERM INVESTMENT — 16.4%
	MONEY MARKET FUND - 16.4%
6,267,410	First American Government Obligations Fund, 4.73%(c)(f) (Cost $6,267,410)					$ 6,267,410

Contracts(d)
	FUTURE OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
40	S&P500 EMINI	GS	06/16/2023	$ 3,800	$ 7,600,000	$ 35,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $184,000)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $184,000)					35,000

	TOTAL INVESTMENTS - 96.0% (Cost $35,569,024)					$ 36,565,586
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $78,750)					(77,250)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%					1,615,955
	NET ASSETS - 100.0%					$ 38,104,291

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Contracts(d)
	WRITTEN FUTURE OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.2)%
20	S&P500 EMINI	GS	06/16/2023	$ 4,200	$ 4,200,000	$ 77,250
TOTAL CALL OPTIONS WRITTEN (Proceeds - $78,750)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $78,750)					$ 77,250

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation
11	COMEX Gold 100 Troy Ounces Future(f)			06/28/2023	$ 2,199,010	$ 41,052
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
GS	Goldman Sachs
MS	Morgan Stanley
(a)	Non-income producing security.
(b)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2023.
(d)	Each contract is equivalent to one futures contract.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the ADWAB Fund Limited.
(g)	Affiliated Exchange-Traded Fund.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

FINANCIAL INDEX SWAP
Notional Value at April 30, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 2,120,221	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/26/2024	$ 39,285

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of April 30, 2023.
Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
3		Aussie 3 Yr Bond	Jun-23	Morgan Stanley	$ 214,795	0.66%	$ (295)
1		Aussie 10 Yr Bond	Jun-23	Morgan Stanley	110,085	0.34%	(306)
14		CAC Index	May-23	Morgan Stanley	1,125,103	3.46%	(2,190)
3		CFE Vix	Jul-23	Morgan Stanley	60,141	0.19%	71
2		CFE Vix	Jun-23	Morgan Stanley	43,748	0.13%	(2,739)
1		CFE Vix	Aug-23	Morgan Stanley	17,005	0.05%	140
3		Dax Index	Jun-23	Morgan Stanley	1,106,260	3.40%	46,351
0	*	Emini Nasdaq	Jun-23	Morgan Stanley	88,506	0.27%	1,024
4		EUR/USD CME	Jun-23	Morgan Stanley	542,246	1.67%	5,582
22		Euro_Stoxx50	Jun-23	Morgan Stanley	1,052,246	3.24%	53,258
6		FTSE Index	Jun-23	Morgan Stanley	557,939	1.72%	20,787
0	*	ICE 3 Month Sonia Future	Jun-23	Morgan Stanley	45,186	0.14%	(221)
1		Japan Govt Bond OSE	Jun-23	Morgan Stanley	1,218,685	3.75%	4,355
62		Mexican Peso CME	Jun-23	Morgan Stanley	1,697,550	5.22%	25,684
2		Mini Dow	Jun-23	Morgan Stanley	294,381	0.91%	1,634
6		OSK Nikkei	Jun-23	Morgan Stanley	1,235,023	3.80%	36,692
9		SFE SPI 200	Jun-23	Morgan Stanley	1,078,179	3.32%	9,615
8		Topix Index	Jun-23	Morgan Stanley	1,217,945	3.75%	29,768
							$ 229,210
* Less than 1 contract

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(6)		2 Yr T-Note	Jun-23	Morgan Stanley	$ (1,270,231)	3.91%	$ (6,982)
(4)		5 Yr T-Note	Jun-23	Morgan Stanley	(424,251)	1.31%	(8,298)
(6)		Australian Dollar CME	Jun-23	Morgan Stanley	(378,370)	1.16%	3,818
(1)		British Pound CME	Jun-23	Morgan Stanley	(106,851)	0.33%	(1,335)
(10)		Canadian Dollar CME	Jun-23	Morgan Stanley	(761,557)	2.34%	(6,322)
(4)		CFE Vix	May-23	Morgan Stanley	(72,942)	0.22%	7,921
(0)	*	Emini S&P	Jun-23	Morgan Stanley	(31,626)	0.10%	(271)
(23)		ERX 2 Bund	Jun-23	Morgan Stanley	(2,630,246)	8.10%	(19,194)
(7)		ERX BOBL	Jun-23	Morgan Stanley	(887,161)	2.73%	(15,556)
(31)		Euribor	Sep-23	Morgan Stanley	(8,271,965)	25.46%	(10,034)
(4)		Euro Bund	Jun-23	Morgan Stanley	(572,872)	1.76%	(12,914)
(4)		Gilts	Jun-23	Morgan Stanley	(515,922)	1.59%	(1,514)
(1)		Hang Seng Index	May-23	Morgan Stanley	(64,753)	0.20%	387
(3)		Japanese Yen CME	Jun-23	Morgan Stanley	(262,413)	0.81%	3,983
(1)		Swiss Franc CME	Jun-23	Morgan Stanley	(76,453)	0.24%	(2,188)
(8)		Three-Month SOFR	Mar-24	Morgan Stanley	(1,820,332)	5.60%	(7,985)
(3)		US 10 Yr Notes	Jun-23	Morgan Stanley	(382,733)	1.18%	(9,922)
(2)		US T.Bond	Jun-23	Morgan Stanley	(218,697)	0.67%	(8,072)
							$ (94,478)
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 6.27%.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 1,737,775	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$ 18,725

		Net Unrealized Appreciation on Swap Contracts				$ 58,010
++ All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of April 30, 2023.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
5		Aluminium LME	May-23	Morgan Stanley	$ 283,676	4.54%	$ (1,382)
2		Beanmeal	Jul-23	Morgan Stanley	74,737	1.20%	(4,382)
10		Cocoa NY	Jul-23	Morgan Stanley	291,253	4.66%	4,523
0	*	Gasoline Blendstock	Jun-23	Morgan Stanley	22,263	0.36%	(1,820)
0	*	Gold CMX	Jun-23	Morgan Stanley	62,824	1.01%	(971)
1		Hi Gr. Copper	Jul-23	Morgan Stanley	61,132	0.98%	(2,852)
10		Live Cattle	Jun-23	Morgan Stanley	674,874	10.81%	14,393
2		Platinum NMX	Jul-23	Morgan Stanley	97,063	1.55%	(635)
1		Silver CMX	Jul-23	Morgan Stanley	85,882	1.38%	(2,003)
0	*	Soybeans	Jul-23	Morgan Stanley	33,451	0.54%	(1,277)
10		Sugar NY	Jul-23	Morgan Stanley	297,813	4.77%	30,282
							$ 33,876
Open Short Future Contracts
(0)	*	Aluminium LME	Jul-23	Morgan Stanley	(15,417)	0.25%	(70)
(11)		Aluminium LME	May-23	Morgan Stanley	(648,107)	10.38%	7,077
(6)		Beanoil	Jul-23	Morgan Stanley	(194,854)	3.12%	11,071
(0)	*	Brent Oil	Aug-23	Morgan Stanley	(37,674)	0.60%	54
(0)	*	Coffee NY	Jul-23	Morgan Stanley	(25,566)	0.41%	890
(8)		Corn	Jul-23	Morgan Stanley	(225,718)	3.61%	13,345
(7)		Cotton	Jul-23	Morgan Stanley	(277,904)	4.45%	7,136
(1)		Crude Oil	Jun-23	Morgan Stanley	(71,046)	1.14%	(2,522)
(1)		Gas Oil LDN	Jun-23	Morgan Stanley	(42,438)	0.68%	1,058
(1)		Heating Oil	Jun-23	Morgan Stanley	(116,786)	1.87%	5,630
(6)		Kcbt Red Wheat	Jul-23	Morgan Stanley	(249,366)	3.99%	13,095
(6)		Lean Hogs	Jun-23	Morgan Stanley	(236,946)	3.79%	9,937
(4)		Natural Gas	Jun-23	Morgan Stanley	(90,043)	1.44%	3,738
(2)		Natural Gas TTF	Jun-23	Morgan Stanley	(48,036)	0.77%	2,519
(12)		Wheat	Jul-23	Morgan Stanley	(371,770)	5.95%	43,342
							$ 116,300
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 25.75%.